At-the-Market Offering	12 Months Ended
Dec. 31, 2024
At-the-market Offering
At-the-Market Offering

Note 16. At-the-Market Offering

On February 6, 2023, the Company entered into the ATM Sales Agreement with Needham, as agent, pursuant to which the Company may offer and sell, from time to time through Needham, shares of Common Stock. As of December 31, 2023, the Company has sold $22.8 million of shares, net of issuance costs of $1.8 million.

The offer and sale of the shares of Common Stock will be made pursuant to the Shelf Registration Statement, prospectus, amended prospectus supplement, and the ATM Sales Agreement. Sales of shares, if any, under the amended prospectus supplement and the accompanying prospectus may be made by any method permitted that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act.

On January 31, 2024, the Company filed an amendment to the prospectus supplement increasing the aggregate dollar amount of shares available to be sold from time to time pursuant to the ATM Sales Agreement to $75 million. The Company is not currently eligible to use Form S-3 or make sales under the ATM Sales Agreement as (i) its common stock is not currently listed on a national securities exchange registered under the Exchange Act; and (ii) the aggregate market value of its voting and non-voting common equity held by non-affiliates is below $75 million.

The Company pays Needham commissions for its services in acting as agent in the sale of the shares pursuant to the ATM Sales Agreement. Needham is entitled to compensation at a fixed commission rate equal to 3.0% of the aggregate gross proceeds from each sale of the shares pursuant to the ATM Sales Agreement. The Company has agreed to provide Needham with customary indemnification and contribution rights, including for liabilities under the Securities Act. The Company also will reimburse Needham for certain specified expenses in connection with entering into the ATM Sales Agreement. The Sales Agreement contains customary representations and warranties and conditions to the placements of the shares pursuant thereto.

Velo3D, Inc.

Notes to Consolidated Financial Statements